Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2020 Portfolio℠
March 31, 2026
VIPF2020-NPRT1-0526
1.830298.120
Bond Funds - 52.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	7,640,356	69,909,262
Fidelity International Bond Index Fund (a)	2,122,244	19,418,533
Fidelity Long-Term Treasury Bond Index Fund (a)	1,127,791	10,375,673
VIP High Income Portfolio - Initial Class (a)	388,607	1,900,286
VIP Investment Grade Bond II Portfolio - Initial Class (a)	15,805,782	149,680,755
TOTAL BOND FUNDS (Cost $259,985,050)		251,284,509

Domestic Equity Funds - 23.6%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	356,798	20,012,827
VIP Equity-Income Portfolio - Initial Class (a)	528,507	15,923,909
VIP Growth & Income Portfolio - Initial Class (a)	672,519	22,045,173
VIP Growth Portfolio - Initial Class (a)	360,634	33,347,857
VIP Mid Cap Portfolio - Initial Class (a)	130,570	5,101,363
VIP Value Portfolio - Initial Class (a)	566,128	11,231,982
VIP Value Strategies Portfolio - Initial Class (a)	329,771	5,583,027
TOTAL DOMESTIC EQUITY FUNDS (Cost $43,541,387)		113,246,138

International Equity Funds - 22.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	2,184,994	35,506,156
VIP Overseas Portfolio - Initial Class (a)	2,737,543	72,189,016
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $60,835,270)		107,695,172

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $7,010,963)	3.47	7,010,963	7,010,963

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $371,372,670)	479,236,782
NET OTHER ASSETS (LIABILITIES) - 0.0%	(71,963)
NET ASSETS - 100.0%	479,164,819

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	71,901,083	4,052,598	6,272,837	-	(49,338)	277,756	69,909,262	7,640,356
Fidelity International Bond Index Fund	19,679,875	1,248,754	1,459,978	-	(10,224)	(39,894)	19,418,533	2,122,244
Fidelity Long-Term Treasury Bond Index Fund	18,194,618	265,861	7,990,524	130,945	(1,696,667)	1,602,385	10,375,673	1,127,791
VIP Contrafund Portfolio - Initial Class	20,615,685	1,824,646	1,134,846	214,904	(3,021)	(1,289,637)	20,012,827	356,798
VIP Emerging Markets Portfolio - Initial Class	33,360,251	4,357,896	3,112,972	556,626	1,180,965	(279,984)	35,506,156	2,184,994
VIP Equity-Income Portfolio - Initial Class	16,713,591	410,744	1,627,743	143,096	422,230	5,087	15,923,909	528,507
VIP Government Money Market Portfolio - Initial Class	10,710,883	282,590	3,982,510	82,182	-	-	7,010,963	7,010,963
VIP Growth & Income Portfolio - Initial Class	22,947,131	1,053,499	1,601,289	267,239	24,387	(378,555)	22,045,173	672,519
VIP Growth Portfolio - Initial Class	34,199,631	2,786,758	1,811,808	-	(24,888)	(1,801,836)	33,347,857	360,634
VIP High Income Portfolio - Initial Class	2,013,531	68,973	186,467	-	14,179	(9,930)	1,900,286	388,607
VIP Investment Grade Bond II Portfolio - Initial Class	160,036,009	4,970,544	15,364,516	50,168	(388,308)	427,026	149,680,755	15,805,782
VIP Mid Cap Portfolio - Initial Class	5,244,615	311,257	686,493	37,636	125,549	106,435	5,101,363	130,570
VIP Overseas Portfolio - Initial Class	69,397,044	9,808,186	4,014,106	1,045,990	(12,941)	(2,989,167)	72,189,016	2,737,543
VIP Value Portfolio - Initial Class	11,673,758	537,413	1,347,396	124,756	619,026	(250,819)	11,231,982	566,128
VIP Value Strategies Portfolio - Initial Class	5,782,819	293,042	878,356	-	324,004	61,518	5,583,027	329,771
	502,470,524	32,272,761	51,471,841	2,653,542	524,953	(4,559,615)	479,236,782

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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